Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Fair Value Measurement
Schedule of information about financial instruments recognized at fair value

	December 31, 2013				March 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Tax compensation*	—	19,152	—	19,152	—	6,226	—	6,226
Buffalo embedded derivative	—	—	650	650	—	—	—	—
Grandhaven Option**	—	—	—	—	—	—	—	—
Derivative warrant liability*	—	—	12,481	12,481	—	—	—	—
Total liabilities	$—	$19,152	$13,131	$32,283	$—	$6,226	$—	6,226

* Measured on a recurring basis (at least annually).

** Represents Grandhaven’s option to exchange their royalty interest for shares of the Company’s common stock.

Schedule of estimated fair values of the Company's debt (all non-recurring)
	Carrying Value	Fair Value
	(In thousands)
December 31, 2013 (Level 3)	$116,536	$117,823

Summary of qualitative information related to the unobservable inputs used in the calculation of the Company's Level 3 financial liabilities

The following table sets forth a summary of the qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial liabilities for the nine months ended December 31, 2013:

Description	Valuation Technique	Unobservable Inputs
Grandhaven Option	Discounted cash flow	Discount rate, future potash prices and mine life
Derivative warrant liability	Binomial-Lattice valuation model	Underlying price, term, volatility and risk free interest rate
KG derivative warrant	Binomial-Lattice valuation model with	Underlying price, exercise price, term, volatility

liability	probability weighted pricing scenarios	and risk free interest rate
Indebtedness	Discounted cash flow	Discount rate
Buffalo preferred stock put option	Discounted cash flow	Discount rate, preferred stock redemption scenarios, future potash prices and mine life

Schedule of a summary of changes in the fair value of the Company's Level 3 financial liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the nine months ended December 31, 2013:

	Derivative Warrant Liability	Very Hungry Embedded Derivative	Buffalo Embedded Derivative	Grandhaven Option*
Balance at March 31, 2013	$—	$—	$—	$—
Mark-to-market adjustment	12,481	—	—	—
Extinguishment — debt (net of amortization)	—	—	—	—
New instrument — initial valuation	—	2,900	650	—
Extinguishment — embedded derivative	—	(2,900)	—	—
Balance at December 31, 2013	$12,481	$—	$650	$—

* Represents Grandhaven’s option to exchange their royalty interest for shares of the Company’s common stock.

	Derivative Financial Information
	2013	2012
	(thousands)	(thousands)
Beginning balance as of period ended March 31	$—	$(17,288)
Total gains or losses (realized or unrealized):
Included in earnings	—	(20,956)
Warrant issuances	—	(12,396)
Warrant reclassification to equity	—	20,228
Debenture issuances	—	(12,001)
Debenture conversions	—	42,413
Ending balance as of March 31	—	—